UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     April 21, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $124,226 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM              CL A             68243Q106    16042  1885059 SH       SOLE                  1885059        0        0
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     5805   162800 SH       SOLE                   162800        0        0
C&D TECHNOLOGIES INC           COM              124661109     4030   802710 SH       SOLE                   802710        0        0
CKE RESTAURANTS INC            COM              12561E105    12390  1104300 SH       SOLE                  1104300        0        0
ECHOSTAR CORP                  CL A             278768106     1243    42065 SH       SOLE                    42065        0        0
FLOW INTL CORP                 COM              343468104     3274   352400 SH       SOLE                   352400        0        0
GREENFIELD ONLINE INC          COM              395150105     7112   599631 SH       SOLE                   599631        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     3495   144200 SH       SOLE                   144200        0        0
HYPERCOM CORP                  COM              44913M105    15916  3667307 SH       SOLE                  3667307        0        0
KENNAMETAL INC                 COM              489170100     4156   141200 SH       SOLE                   141200        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     1584    34000 SH  CALL SOLE                        0        0        0
LODGENET INTERACTIVE CORP      COM              540211109     5405   887500 SH       SOLE                   887500        0        0
NOVEN PHARMACEUTICALS INC      COM              670009109      808    90000 SH       SOLE                    90000        0        0
PHI INC                        COM NON VTG      69336T205     3583   113600 SH       SOLE                   113600        0        0
SAPIENT CORP                   COM              803062108    17553  2521976 SH       SOLE                  2521976        0        0
TEKELEC                        COM              879101103    12560  1008848 SH       SOLE                  1008848        0        0
TRONOX INC                     COM CL B         897051207     5454  1398500 SH       SOLE                  1398500        0        0
UST INC                        COM              902911106     3816    70000 SH  CALL SOLE                        0        0        0